Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenue:	$ 2,430,216	$ 2,479,175	$ 5,168,519	$ 4,272,246
Cost of sales:	1,105,072	1,233,994	2,345,674	2,070,668
Gross profit	1,325,144	1,245,181	2,822,845	2,201,578
Operating expenses:
Amortization of operating lease right-of-use assets (Note 12)				6,781
Depreciation and amortization (Notes 4 & 5)	45,595	45,437	90,955	153,489
Directors fees (Note 13)	1,556	3,513	5,051	5,516
General and administrative	173,297	158,294	333,943	354,804
Loss on disposal of equipment				1,927
Salaries, wages, consultants and benefits	409,008	190,831	526,179	376,423
Selling and marketing (Note 13)	598,475	306,747	918,739	634,269
Stock-based compensation (Note 9 & 13)	45,581	104,321	89,449	172,570
Content and software development (Note 7)	1,209,973	817,956	2,060,858	1,573,201
Total operating expenses	2,483,485	1,627,099	4,025,174	3,278,980
Loss before other income (expense) and income taxes	(1,158,341)	(381,918)	(1,202,329)	(1,077,402)
Other income (expense):
Foreign exchange gain (loss)	(21,064)	(4,655)	12,133	(28,760)
Interest and other income	5,764	4	6,238	10
Loss before income taxes	(1,173,641)	(386,569)	(1,183,958)	(1,106,152)
Income tax recovery (expense)	2,159	919	72,618	919
Net loss and comprehensive loss	$ (1,171,482)	$ (385,650)	$ (1,111,340)	$ (1,105,233)
Basic loss per common share	$ (0.01)	$ (0.00)	$ (0.01)	$ (0.01)
Diluted loss per common share	$ (0.01)	$ (0.00)	$ (0.01)	$ (0.01)
Weighted average common shares outstanding, basic	131,304,499	131,304,499	131,304,499	131,304,499
Weighted average common shares outstanding, diluted	131,304,499	131,304,499	131,304,499	131,304,499